UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2004

Check here if Amendment [ ] Amendment Number:  __________
This Amendment  (Check only one.):  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Biscayne Advisors, Inc.

Address: 2911 Turtle Creek Blvd.
      	 Suite 800
	 Dallas, TX  75219

Form 13F File Number: 028-10262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Walton
Title:   President
Phone:   (214) 219-1416

Signature, Place, and Date of Signing:

/s/John A. Walton        Dallas, TX		September 30, 2004
------------------	--------------	----------------
[Signature]              [City, State]   [Date]




Report Type  (Check only one.):

[ X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

Form  13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	           	0

Form 13F Information Table Entry Total:	95
Form 13F Information Table Value Total:	$118,743,000



List of Other Included Managers:


Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724F101      259     5240 SH       SOLE                     2900              2340
ADTRAN INC                     COM              00738A106      376    16570 SH       SOLE                    15000              1570
AEROPOSTALE COM                COM              007865108      665    25400 SH       SOLE                    25300               100
ALCON INC COM                  COM              H01301102     1928    24045 SH       SOLE                    24045
ALLIANCE DATA SYSTEMS          COM              018581108     1696    41820 SH       SOLE                    41000               820
ALLSTATE CORP                  COM              020002101     2634    54880 SH       SOLE                    54230               650
AMERICAN EXPRESS CO            COM              025816109      640    12430 SH       SOLE                    11000              1430
AMERICAN INTL GROUP            COM              026874107     1237    18200 SH       SOLE                    18200
AMERICREDIT CORP               COM              03060R101     2487   119095 SH       SOLE                   118265               830
ARCHER DANIELS                 COM                            2736   161135 SH       SOLE                   152600              8535
AUTODESK INC                   COM              052769106     2899    59620 SH       SOLE                    58250              1370
AVON PRODS INC                 COM              054303102     2069    47365 SH       SOLE                    44600              2765
BALL CORP                      COM              058498106      395    10560 SH       SOLE                     9400              1160
BANK OF AMERICA CORP.          COM              060505104     2044    47170 SH       SOLE                    45000              2170
BEAR STEARNS COS. INC.         COM              073902108      390     4060 SH       SOLE                     3500               560
BERKLEY W R CORP COM           COM              084423102      317     7515 SH       SOLE                     7365               150
BLACK & DECKER CORP.           COM              091797100      728     9400 SH       SOLE                     8650               750
BRUNSWICK CORP                 COM              117043109     1202    26270 SH       SOLE                    25700               570
CHATTEM INC                    COM              162456107      405    12570 SH       SOLE                    10525              2045
CHEVRON TEXACO CORP.           COM              166764100     1586    29570 SH       SOLE                    27200              2370
CHICAGO MERCANTILE HLD         COM              167760107     3107    19265 SH       SOLE                    19000               265
CIGNA CORP                     COM              125509109     1319    18950 SH       SOLE                    18900                50
CISCO SYS INC                  COM              17275R102     1576    87090 SH       SOLE                    79200              7890
CITIGROUP INC                  COM              172967101     1004    22750 SH       SOLE                    22200               550
COACH INC                      COM              189754104     2339    55140 SH       SOLE                    53280              1860
COCA COLA CO.                  COM              191216100      613    15300 SH       SOLE                    15300
COGNIZANT TECHNOLOGY           COM              192446102      218     7140 SH       SOLE                     5000              2140
COMERICA INC COM               COM              200340107     2290    38585 SH       SOLE                    37850               735
COMMONWEALTH TEL ENTER         COM              203349105      486    11165 SH       SOLE                     9870              1295
COVANCE INC                    COM              222816100      414    10370 SH       SOLE                     6730              3640
DANAHER CORP                   COM              235851102      605    11800 SH       SOLE                    11800
DOW CHEM CO                    COM              260543103     1481    32780 SH       SOLE                    31400              1380
EGL INC.                       COM              268464102      421    13900 SH       SOLE                    13900
EOG RES INC                    COM              26875P101     2680    40700 SH       SOLE                    40500               200
EXXON MOBIL CORP               COM              30231G102     2201    45546 SH       SOLE                    41000              4546
FASTENAL CO                    COM              311900104      871    15130 SH       SOLE                    15130
FEDEX CORP                     COM              31428X106     1345    15700 SH       SOLE                    15600               100
FIDELITY NATL FINL INC         COM              316326107      669    17553 SH       SOLE                    16005              1548
GENENTECH INC                  COM              368710406     2289    43670 SH       SOLE                    42800               870
GENERAL ELEC CO                COM              369604103     1246    37104 SH       SOLE                    35300              1804
GOLDEN WEST FINANCIAL CORP.    COM              381317106      490     4420 SH       SOLE                     3770               650
GUITAR CTR MGMT INC            COM              402040109      314     7245 SH       SOLE                     7245
HARLEY DAVIDSON INC            COM              412822108     1266    21300 SH       SOLE                    21300
HORACE MANN EDUCTR CP          COM              440327104      325    18480 SH       SOLE                    16750              1730
HUNT JB TRANS SVCS             COM              445658107      960    25860 SH       SOLE                    23760              2100
INDYMAC BANCORP INC            COM              456607100      666    18400 SH       SOLE                    18400
INGERSOLL-RAND COMPANY         COM              G4776G101     1353    19900 SH       SOLE                    19800               100
INTEL CORP                     COM              458140100      829    41325 SH       SOLE                    34000              7325
INTERNATIONAL BUS MACH         COM              459200101     1215    14175 SH       SOLE                    13300               875
JOHNSON & JOHNSON              COM              478160104     1435    25475 SH       SOLE                    22300              3175
L-3 COMMUNICATIONS HLD         COM              502424104      301     4500 SH       SOLE                     4500
LEXMARK INTL                   COM              529771107      608     7240 SH       SOLE                     7240
LIFEPOINT HOSPITALS            COM              53219L109      236     7850 SH       SOLE                     7600               250
LINCOLN ELEC HOLDINGS INC      COM              533900106      310     9900 SH       SOLE                     9550               350
MCDONALDS CORP                 COM              580135101     1333    47550 SH       SOLE                    47400               150
MGM MIRAGE DISTRIBUTION        COM              552953101     1853    37325 SH       SOLE                    35625              1700
MICROSOFT CORP                 COM              594918104     2790   100910 SH       SOLE                    91500              9410
MOLEX INC                      COM              608554101      304    10190 SH       SOLE                    10190
MOTOROLA INC                   COM              620076109     1774    98348 SH       SOLE                    97500               848
NATIONAL CITY CORP             COM              635405103     2801    72515 SH       SOLE                    68800              3715
NATIONAL FUEL GAS CO.          COM              636180101      354    12500 SH       SOLE                    10800              1700
NEWFIELD EXPL                  COM              651290108      359     5860 SH       SOLE                     5440               420
NORDSTROM INC                  COM              655664100     2131    55730 SH       SOLE                    55100               630
NORFOLK SOUTHERN CORP          COM              655844108     1394    46875 SH       SOLE                    45600              1275
NORTHROP GRUMMAN CORP.         COM              666807102      636    11920 SH       SOLE                    11800               120
NUCOR CORP                     COM              670346105     1824    19965 SH       SOLE                    19790               175
OCCIDENTAL PETE CORP           COM              674599105     2468    44130 SH       SOLE                    39500              4630
PATTERSON COMPANIES, INC.      COM              703412106     2338    30540 SH       SOLE                    30110               430
PERRIGO CO                     COM              714290103      297    14430 SH       SOLE                    13395              1035
PFIZER INC                     COM              717081103      920    30080 SH       SOLE                    24400              5680
PIXAR COM                      COM              725811103     2226    28215 SH       SOLE                    28065               150
PRIVATEBANCORP INC             COM              742962103      304    11260 SH       SOLE                    10260              1000
PROCTOR & GAMBLE               COM              742718109     2685    49620 SH       SOLE                    46800              2820
REDWOOD TR INC                 COM              758075402      407     6520 SH       SOLE                     3900              2620
ROBERT HALF INTL.              COM              770323103      840    32615 SH       SOLE                    31450              1165
ROCKWELL AUTOMATION            COM              773903109     1343    34700 SH       SOLE                    32700              2000
SBC COMMUNICATIONS INC.        COM              78387G103      802    30910 SH       SOLE                    30000               910
SCIENTIFIC ATLANTA INC         COM              808655104      259    10010 SH       SOLE                     8700              1310
SEMTECH CORP                   COM              816850101      651    33940 SH       SOLE                    33940
STANDARD & POORS DEPOS RECPTS  COM              78462F103     1295    11585 SH       SOLE                    11000               585
STARBUCKS CORP                 COM              855244109      765    16830 SH       SOLE                    15700              1130
STARWOOD HOTEL                 COM              85590a203      330     7100 SH       SOLE                     7100
SUNOCO INC                     COM              86764P109      403     5450 SH       SOLE                     4350              1100
TEMPLE INLAND INC              COM              879868107      338     5040 SH       SOLE                     4340               700
TEVA PHARMACEUTICAL            COM              881624209     2098    80850 SH       SOLE                    78200              2650
TEXTRON INC                    COM              883203101     1299    20210 SH       SOLE                    19500               710
TXU CORP COM                   COM              873168108     3225    67305 SH       SOLE                    66850               455
UNITED TECHNOLOGIES CP         COM              913017109     1335    14300 SH       SOLE                    13700               600
UNITEDHEALTH GROUP             COM              91324P102      688     9326 SH       SOLE                     7708              1618
VERISIGN INC                   COM              92343E102     1376    69200 SH       SOLE                    69200
VERIZON COMMUNICATIONS         COM              92343V104     2896    73538 SH       SOLE                    69540              3998
WACHOVIA CORP                  COM              929771103     2058    43825 SH       SOLE                    42300              1525
WAL MART STORES, INC.          COM              931142103     2260    42475 SH       SOLE                    40600              1875
WESTERN GAS RES                COM              958259103      309    10800 SH       SOLE                    10800
XEROX CORP.                    COM              984121103      795    56475 SH       SOLE                    56300               175